Property and Equipment	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Property, Plant and Equipment [Abstract]
Property and Equipment

Note 4 – Property and Equipment

Property and equipment were as follows at September 30, 2020 and December 31, 2019:

	September 30,	December 31,
	2020	2019
Leasehold improvements	$149,873	$102,264
Furniture & fixtures	47,175	23,115
Equipment	151,672	49,180
	348,720	174,559
Less accumulated depreciation and amortization	61,100	19,744
Net property and equipment	$287,620	$154,815

During the nine months ended September 30, 2020, the Company’s fixed assets increased by $174,161, including leasehold improvements of $47,609, furniture & fixtures of $24,060 and equipment of $102,492, of which $91,649 was paid by cash and $82,512 was financed with a term of 2 years, and with a monthly payment of $3,638. The balance of the loan was $71,758 as of September 30, 2020.

Depreciation and amortization expense for the nine months ended September 30, 2020 and 2019 was $41,356 and $18,480, respectively.

Note 2 – Property and Equipment

Property and equipment was as follows at December 31, 2019 and December 31, 2018:

	December 31,	December 31,
	2019	2018
Leasehold improvements	$102,264	$85,016
Furniture & fixtures	23,115	1,462
Equipment	49,180	-
	174,559	86,478
Less accumulated depreciation and amortization	19,744	-
Net property and equipment	$154,815	$86,478

Depreciation and amortization expense for the years ended December 31, 2019 and 2018 was $19,744 and $0, respectively.

The Company incurred long-term debt in the amount of $37,027 during the year ended December 31, 2019 to purchase equipment used in its operations. The Company did not have such long-term debt during the year ended December 31, 2018.